Other Expense - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
Freight tax provision	$ (2,024)	$ (409)	$ (4,501)	$ (342)
Foreign exchange loss	(76)	(65)	(239)	(112)
Other income	160	0	154	1
Total	$ (1,940)	$ (474)	$ (4,586)	$ (453)